PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS (Summary of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PREPAYMENTS, OTHER CURRENT ASSETS AND DEPOSITS [Abstract]
Deposits for future lottery ticket purchase	[1]	$ 7	¥ 46	¥ 89,417
Receivables from third party payment service providers		$ 137	¥ 888	17,705
Receivables from lottery administration centers for winnings				2,749
Interest receivables		$ 801	¥ 5,189	6,441
Deposit for business acquisition	[2]			20,000
Deferred sponsorship and advertising expenses		$ 303	¥ 1,963	¥ 10,324
Deposits receivable from merchants	[3]	1,076	6,970
Others		2,438	15,799	¥ 11,251
Prepayments and other current assets, Total		$ 4,762	¥ 30,855	¥ 157,887

[1]	Deposits for future lottery ticket purchase represent cash paid in advance by the Group to lottery administration centers for the purchase of lottery tickets.
[2]	Deposit for business acquisition represents cash paid in advance by the Group for a potential business acquisition. The deposit was returned to the Group in January 2015, as the deal was cancelled.
[3]	Deposits receivable from merchants represent cash paid in advance by Sumpay.cn to the local merchants for the prepaid card services.